Income tax - Reconciliation of effective tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax
Profit (loss) for the year	$ 4,649,145	$ 524,190	$ (13,044)
Income taxes	1,010,347	16,599	11,766
Profit (loss) excluding income taxes	5,659,492	540,789	(1,278)
Income tax using the domestic corporation tax rate	1,301,683	124,382	(294)
Current year losses for which no deferred tax asset was recognized			7,759
Utilization of carried forward tax losses for which no deferred tax assets were recognized	(287,507)	(115,947)
Effect of tax rates in foreign jurisdictions	1,235	3,917	4,769
Non-deductible expenses	5,855	216	393
Effect of different tax rates on specific gains	(7,592)	4,102	2,084
Effect of share of profits of associates	(910)	(768)	(1,087)
Other	(2,417)	697	(1,858)
Total income taxes in income statements	$ 1,010,347	$ 16,599	$ 11,766